GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE [Text Block]

18. GENERAL AND ADMINISTRATIVE

	Years ended
	December 31,	December 31,
	2021	2020

Depreciation and depletion	$165	$202
Share-based compensation	2,923	2,489
Salaries, wages and benefits	3,923	2,998
Directors' DSU expense (recovery)	(707)	4,251
Direct general and administrative	3,759	2,775
	$10,063	$12,715